Goodwill and Intangible Assets (Goodwill Rollforward) (Details) $ in Millions	12 Months Ended
	Nov. 03, 2019 USD ($) segment	Nov. 04, 2018 USD ($)
Goodwill [Line Items]
Number of reportable segments | segment	2
Goodwill [Roll Forward]
Beginning balance	$ 26,913	$ 24,706
Goodwill acquired	9,801	2,207
Ending balance	36,714	26,913
Semiconductor Solutions
Goodwill [Roll Forward]
Beginning balance	25,933	24,706
Goodwill acquired	5	1,227
Ending balance	25,938	25,933
Infrastructure Software
Goodwill [Roll Forward]
Beginning balance	980	0
Goodwill acquired		980
Ending balance	10,776	$ 980
Infrastructure Software | CA Technologies, Inc.
Goodwill [Roll Forward]
Goodwill acquired	$ 9,796